PP&E	12 Months Ended
Dec. 31, 2023
PP&E
PP&E

NOTE 9 – PP&E

	As of December 31,
	2023	2022
PP&E	2,296,310	2,499,502
Allowance for obsolescence and impairment of materials	(21,993)	(28,280)
Impairment allowance of PP&E	(2,479)	(2,402)
	2,271,838	2,468,820

Details on the nature and movements of PP&E as of December 31, 2023 and 2022 are as follows:

	Gross					Gross
	value as					value as
	of		Currency			of
	December 31,		translation	Transfers and		December 31,
	2022	CAPEX	adjustments	reclassifications	Decreases	2023
Real estate	446,446	449	(264)	5,535	(233)	451,933
Switching equipment	166,889	7,308	(1,914)	9,424	—	181,707
Fixed network and transportation	2,105,467	67,723	11,801	85,511	(109,621)	2,160,881
Mobile network access	444,842	2	8,944	49,757	(53)	503,492
Tower and pole	117,123	—	892	3,357	(103)	121,269
Power equipment and Installations	179,620	3,728	3,993	8,330	(1)	195,670
Computer equipment	751,716	60,639	(6,524)	14,385	(9)	820,207
Goods lent to customers at no cost	203,670	13,446	(1,262)	28,012	(99,514)	144,352
Vehicles	67,834	2,043	221	—	(224)	69,874
Machinery, diverse equipment and tools	84,803	1,066	(424)	792	—	86,237
Other	31,338	1,523	379	1,558	—	34,798
Construction in progress	183,241	65,646	11,565	(100,835)	(151)	159,466
Materials	255,306	61,662	3,530	(105,826)	(21)	214,651
Total	5,038,295	285,235	30,937	—	(209,930)	5,144,537

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decrease	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2022	Depreciation	adjustments	reclassifications	2023	2023
Real estate	(89,828)	(17,881)	1,532	164	(106,013)	345,920
Switching equipment	(110,889)	(27,945)	6,320	—	(132,514)	49,193
Fixed network and transportation	(1,158,452)	(217,606)	(4,984)	109,621	(1,271,421)	889,460
Mobile network access	(291,951)	(58,699)	6,080	40	(344,530)	158,962
Tower and pole	(52,965)	(7,882)	1,493	77	(59,277)	61,992
Power equipment and Installations	(95,025)	(17,944)	1,585	—	(111,384)	84,286
Computer equipment	(515,436)	(108,906)	9,922	9	(614,411)	205,796
Goods lent to customers at no cost	(82,769)	(78,515)	3,017	99,514	(58,753)	85,599
Vehicles	(52,310)	(2,746)	97	217	(54,742)	15,132
Machinery, diverse equipment and tools	(72,492)	(2,121)	632	—	(73,981)	12,256
Other	(16,676)	(4,288)	(237)	—	(21,201)	13,597
Construction in progress	—	—	—	—	—	159,466
Materials	—	—	—	—	—	214,651
Total	(2,538,793)	(544,533)	25,457	209,642	(2,848,227)	2,296,310

	Gross						Gross
	value as						value as
	of			Currency			of
	December 31,	Incorporation by		translation	Transfers and		December 31,
	2021	acquisition	CAPEX	adjustments	reclassifications	Decreases	2022
Real estate	448,919	—	1,102	(3,609)	106	(72)	446,446
Switching equipment	137,823	—	6,851	(11,454)	33,943	(274)	166,889
Fixed network and transportation	2,028,450	1,787	71,434	(11,005)	96,091	(81,290)	2,105,467
Mobile network access	421,060	—	165	(13,733)	38,882	(1,532)	444,842
Tower and pole	117,114	—	—	(3,603)	4,185	(573)	117,123
Power equipment and Installations	158,771	69	3,942	(5,113)	22,010	(59)	179,620
Computer equipment	689,877	—	66,663	(17,414)	17,302	(4,712)	751,716
Goods lent to customers at no cost	247,248	324	13,135	(6,564)	44,491	(94,964)	203,670
Vehicles	59,694	—	9,482	(402)	—	(940)	67,834
Machinery, diverse equipment and tools	85,133	16	395	(1,513)	772	—	84,803
Other	26,904	9	2,572	(274)	2,127	—	31,338
Construction in progress	237,588	—	76,924	(1,034)	(128,686)	(1,551)	183,241
Materials	277,145	234	121,243	(1,302)	(142,073)	59	255,306
Total	4,935,726	2,439	373,908	(77,020)	(10,850)	(185,908)	5,038,295

	Accumulated					Accumulated
	depreciation					depreciation	Net carrying
	as of	Incorporation		Currency	Decrease	as of	value as of
	December 31,	by		translation	and	December 31,	December 31,
	2021	acquisition	Depreciation	adjustments	reclassifications	2022	2022
Real estate	(76,497)	—	(18,398)	2,644	2,423	(89,828)	356,618
Switching equipment	(90,863)	—	(29,979)	9,688	265	(110,889)	56,000
Fixed network and transportation	(1,008,509)	(517)	(237,775)	7,103	81,246	(1,158,452)	947,015
Mobile network access	(235,057)	—	(67,270)	9,046	1,330	(291,951)	152,891
Tower and pole	(47,141)	—	(8,343)	2,261	258	(52,965)	64,158
Power equipment and Installations	(79,882)	(22)	(18,326)	3,161	44	(95,025)	84,595
Computer equipment	(405,714)	—	(129,465)	15,066	4,677	(515,436)	236,280
Goods lent to customers at no cost	(84,915)	(34)	(97,262)	4,478	94,964	(82,769)	120,901
Vehicles	(48,103)	—	(5,403)	296	900	(52,310)	15,524
Machinery, diverse equipment and tools	(70,742)	(3)	(2,887)	1,140	—	(72,492)	12,311
Other	(12,986)	—	(3,933)	243	—	(16,676)	14,662
Construction in progress	—	—	—	—	—	—	183,241
Materials	—	—	—	—	—	—	255,306
Total	(2,160,409)	(576)	(619,041)	55,126	186,107	(2,538,793)	2,499,502

Movements in the allowance for obsolescence and impairment of materials are as follows:

	Years ended December 31,
	2023	2022
At the beginning of the year	(28,280)	(28,659)
Uses	6,472	324
Currency translation adjustments	(185)	55
At the end of the year	(21,993)	(28,280)

Movements in the impairment of PP&E are as follows:

	Years ended December 31,
	2023	2022
At the beginning of the year	(2,402)	(9,826)
(Increases)/ uses	(77)	7,424
At the end of the year	(2,479)	(2,402)